CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Voting Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2019		10,291,688
Beginning balance at Dec. 31, 2019	$ 2,554	$ 1	$ 6,293	$ (3,740)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		1,799,811
Retroactive conversion of shares due to Business Combination		47,999,249
Share redemption (in shares)		(2,014,729)
Share redemption	(11)		(11)
Stock-based compensation	3,295	$ 0	3,295	0
Net loss	(8,409)			(8,409)
Ending balance (in shares) at Dec. 31, 2020		58,076,019
Ending balance at Dec. 31, 2020	(2,571)	$ 1	9,577	(12,149)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)		1,182,129
Merger recapitalization, net of issuance costs (in shares)		23,817,279
Merger recapitalization, net of issuance costs $30,422	137,531	$ 8	137,523	0
Vesting of restricted stock units, net (in shares)		45,386
Cash distribution to Legacy Local Bounti shareholders	(27,320)		(27,320)
Conversion of Convertible Notes to common stock (in shares)		3,224,068
Conversion of Convertible Notes to common stock	32,241	$ 0	32,241	0
Stock-based compensation	17,895		17,895
Net loss	(56,093)			(56,093)
Ending balance (in shares) at Dec. 31, 2021		86,344,881
Ending balance at Dec. 31, 2021	$ 101,683	$ 9	$ 169,916	$ (68,242)